Document and Entity Information	0 Months Ended
Jun. 27, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 27, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jun. 27, 2013
Prospectus Date	Jun. 28, 2013
Orinda Income Opportunities Fund | Class A
Risk/Return:
Trading Symbol	OIOAX
Orinda Income Opportunities Fund | Class I
Risk/Return:
Trading Symbol	OIOIX